Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt
Debt

	March 31, 2017	December 31, 2016
Debt classified as current liabilities:
Hancock County industrial revenue bonds ("IRBs") due 2028, interest payable quarterly (variable interest rates (not to exceed 12%)) (1)	$7,815	$7,815
Debt classified as non-current liabilities:
7.5% senior secured notes due June 1, 2021, net of debt discount of $2,191 and $2,301, respectively, interest payable semiannually	247,809	247,699
Total	$255,624	$255,514

(1)
The IRBs are classified as current liabilities because they are remarketed weekly and could be required to be repaid upon demand if there is a failed remarketing. The IRB interest rate at March 31, 2017 was 1.11%.

U.S. Revolving Credit Facility
We and certain of our direct and indirect domestic subsidiaries are party to a senior secured revolving credit facility, dated May 24, 2013, as amended, with a syndicate of lenders which provides for borrowings of up to $150,000 in the aggregate, including up to $110,000 under a letter of credit sub-facility (the "U.S. revolving credit facility"). Our U.S. revolving credit facility matures in June 2020. Any letters of credit issued and outstanding under the U.S. revolving credit facility reduce our borrowing availability on a dollar-for-dollar basis. The availability of funds under the U.S. revolving credit facility is limited by a specified borrowing base consisting of accounts receivable, inventory and qualified cash deposits of the borrowers which meet the eligibility criteria.
Status of our U.S. revolving credit facility:

March 31, 2017
Credit facility maximum amount	$150,000
Borrowing availability	115,288
Outstanding letters of credit issued	65,764
Outstanding borrowings	—
Borrowing availability, net of outstanding letters of credit and borrowings	49,524

Iceland Revolving Credit Facility
We have also entered into, through our wholly-owned subsidiary Nordural Grundartangi ehf, a $50,000 revolving credit facility, dated November 27, 2013 (the "Iceland revolving credit facility"). The Iceland revolving credit facility expires on November 27, 2018. The availability of funds under the Iceland revolving credit facility is limited by a specified borrowing base consisting of inventory and accounts receivable of Grundartangi.
Status of our Iceland revolving credit facility:

March 31, 2017
Credit facility maximum amount	$50,000
Borrowing availability	50,000
Outstanding borrowings	—
Borrowing availability, net of borrowings	50,000

7.5% Notes due 2021
General. On June 4, 2013, we issued $250,000 of our 7.5% Notes due June 1, 2021 (the "2021 Notes") in a private offering exempt from the registration requirements of the Securities Act of 1933, as amended.  The 2021 Notes were issued at a discount and bear interest at the rate of 7.5% per annum on the principal amount, payable semi-annually in arrears in cash on June 1st and December 1st of each year.
Fair Value.  Fair value for our 2021 Notes was based on the latest trading data available and was $250,000 and $234,220, as of March 31, 2017 and December 31, 2016, respectively.  Although we use quoted market prices for identical debt instruments, the markets on which they trade are not considered to be active and are therefore considered Level 2 fair value measurements.

Debt

	December 31,
	2016	2015
Debt classified as current liabilities:
Hancock County industrial revenue bonds ("IRBs") due 2028, interest payable quarterly (variable interest rates (not to exceed 12%)) (1)	$7,815	$7,815
Debt classified as non-current liabilities:
7.5% senior secured notes due June 1, 2021, net of debt discount of $2,301 and $2,722, respectively, interest payable semiannually	247,699	247,278
Total	$255,514	$255,093

(1)
The IRBs are classified as current liabilities because they are remarketed weekly and could be required to be repaid upon demand if there is a failed remarketing. The IRB interest rate at December 31, 2016 was .92%.

U.S. Revolving Credit Facility
General.  We and certain of our direct and indirect domestic subsidiaries (together with Century, the "Borrowers") and Wells Fargo Capital Finance, LLC, as lender and agent, and Credit Suisse AG, BNP Paribas and Morgan Stanley Senior Funding Inc., as lenders, are parties to the Amended and Restated Loan and Security Agreement, dated May 24, 2013 (as amended from time to time, the "U.S. revolving credit facility"). The U.S. revolving credit facility has a term through June 26, 2020 and provides for borrowings of up to $150,000 in the aggregate, including up to $110,000 under a letter of credit sub-facility.  Any letters of credit issued and outstanding under the U.S. revolving credit facility reduce our borrowing availability on a dollar-for-dollar basis.  At December 31, 2016, there were no outstanding borrowings under our U.S. revolving credit facility. Principal payments, if any, are due upon maturity of the U.S. revolving credit facility in June 2020.
Status of our U.S. revolving credit facility:

December 31, 2016
Credit facility maximum amount	$150,000
Borrowing availability	96,048
Outstanding letters of credit issued	45,944
Outstanding borrowings	—
Borrowing availability, net of outstanding letters of credit and borrowings	50,104

Borrowing Base.  The availability of funds under the U.S. revolving credit facility is limited by a specified borrowing base consisting of accounts receivable and inventory of the Borrowers which meet the eligibility criteria.
Guaranty.  The Borrowers' obligations under the U.S. revolving credit facility are guaranteed by certain of our domestic subsidiaries and secured by a continuing lien upon and a security interest in all of the Borrowers' accounts receivable, inventory and certain bank accounts.  Each Borrower is liable for any and all obligations under the U.S. revolving credit facility on a joint and several basis.
Interest Rates and Fees.  Any amounts outstanding under the U.S. revolving credit facility will bear interest, at our option, at LIBOR or a base rate, plus, in each case, an applicable interest margin.  The applicable interest margin is determined based on the average daily availability for the immediately preceding quarter.  In addition, we pay an unused line fee on undrawn amounts, less the amount of our letters of credit exposure. For standby letters of credit, we are required to pay a fee on the face amount of such letters of credit that varies depending on whether the letter of credit exposure is cash collateralized.
Prepayments.  We can make prepayments of amounts outstanding under the U.S. revolving credit facility, in whole or in part, without premium or penalty, subject to standard LIBOR breakage costs, if applicable.  We may be required to apply the proceeds from sales of collateral accounts, other than sales of inventory in the ordinary course of business, to repay amounts outstanding under the revolving credit facility and correspondingly reduce the commitments there under.
Covenants.  The U.S. revolving credit facility contains customary covenants, including restrictions on mergers and acquisitions, indebtedness, affiliate transactions, liens, dividends and distributions, dispositions of collateral, investments and prepayments of indebtedness, as well as a covenant that requires the Borrowers to maintain certain minimum liquidity or availability requirements.
Events of Default.  The U.S. revolving credit facility also includes customary events of default, including nonpayment, misrepresentation, breach of covenant, bankruptcy, change of ownership, certain judgments and certain cross defaults. Upon the occurrence of an event of default, commitments under the U.S. revolving credit facility may be terminated and amounts outstanding may be accelerated and declared immediately due and payable.
Iceland Revolving Credit Facility
General. Our wholly-owned subsidiary, Nordural Grundartangi ehf ("Grundartangi"), has entered into a $50,000 Committed Revolving Credit Facility agreement with Landsbankinn hf., dated November 27, 2013 as amended (the "Iceland revolving credit facility"). Under the terms of the Iceland revolving credit facility, when Grundartangi borrows funds it will designate a repayment date, which may be any date prior to the maturity of the Iceland revolving credit facility. The Iceland revolving credit facility has a term through November 27, 2018.
Status of our Iceland revolving credit facility:

December 31, 2016
Credit Facility maximum amount	$50,000
Borrowing availability	50,000
Outstanding letters of credit issued	—
Outstanding borrowings	—
Borrowing availability, net of outstanding letters of credit and borrowings	50,000

Borrowing Base.  The availability of funds under the Iceland revolving credit facility is limited by a specified borrowing base consisting of inventory and accounts receivable of Grundartangi.
Security.  Grundartangi's obligations under the Iceland revolving credit facility are secured by a general bond under which Grundartangi's inventory and accounts receivable are pledged to secure full payment of the loan.
Interest Rates and Fees.  Any amounts outstanding under the Iceland revolving credit facility will bear interest at LIBOR plus a margin per annum.
Prepayments.  Any outstanding borrowings may be prepaid without penalty or premium (except incurred breakage costs) in whole or in part.
Covenants.  The Iceland revolving credit facility contains customary covenants, including restrictions on mergers and acquisitions, dispositions of assets, compliance with permits, laws and payment of taxes, as well as a covenant that requires Grundartangi to maintain a certain minimum equity ratio.
Events of Default.  The Iceland revolving credit facility also includes customary events of default, including nonpayment, loss of license, cessation of operations, unlawfulness, breach of covenant, bankruptcy, change of ownership, certain judgments and certain cross defaults. Upon the occurrence of an event of default, commitments under the Iceland revolving credit facility may be terminated and amounts outstanding may be accelerated and declared immediately due and payable.
2021 Notes
General.  On June 4, 2013, we issued $250,000 of our 7.5% Notes due June 1, 2021 (the "2021 Notes") in a private offering exempt from the registration requirements of the Securities Act.  The 2021 Notes were issued at a discount and we received proceeds of $246,330, prior to payment of financing fees and related expenses. The interest rate at 7.5% per annum on the principal amount, payable semi-annually in arrears in cash on June 1st and December 1st of each year. The Notes are senior secured obligations of Century, ranking equally in right of payment with all existing and future senior indebtedness of Century, but effectively senior to unsecured debt to the extent of the value of the collateral.  The maturity date for the payment of principal is June 1, 2021.
Fair Value.  Fair value for our 7.5% Notes due 2021 was based on the latest trading data available and was $234,220 and $169,220, as of December 31, 2016 and 2015, respectively.  Although we use quoted market prices for identical debt instruments, the markets on which they trade are not considered to be active and are therefore considered Level 2 fair value measurements.
Guaranty.  Our obligations under the 2021 Notes are guaranteed by all of our existing and future domestic restricted subsidiaries (the "Guarantor Subsidiaries"), except for foreign owned holding companies and any domestic restricted subsidiary that owns no assets other than equity interests or other investments in foreign subsidiaries, which guaranty shall in each case be a senior secured obligation of such Guarantor Subsidiaries, ranking equally in right of payment with all existing and future senior indebtedness of such Guarantor Subsidiaries but effectively senior to unsecured debt.
Collateral. Our obligations under the 2021 Notes due and the Guarantor Subsidiaries' obligations under the guarantees are secured by a pledge of and lien on (subject to certain exceptions):

(i)	all of our and the Guarantor Subsidiaries' property, plant and equipment;

(ii)
all equity interests in domestic subsidiaries directly owned by us and the Guarantor Subsidiaries and 65% of equity interests in foreign subsidiaries or foreign holding companies directly owned by us and the Guarantor Subsidiaries;

(iii)	intercompany notes owed by any non-guarantor to us or any Guarantor Subsidiary to us; and

(iv)	proceeds of the foregoing.
Under certain circumstances, we may incur additional debt that also may be secured by liens on the collateral that are equal to or have priority over the liens securing the 2021 Notes.
Redemption Rights.  Prior to June 1, 2016, we may redeem the 2021 Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a make-whole premium, and if redeemed during the twelve-month period beginning on June 1 of the years indicated below, at the following redemption prices plus accrued and unpaid interest:

Year	Percentage
2017	103.750%
2018	101.875%
2019 and thereafter	100.000%

Upon a change of control (as defined in the indenture governing the 2021 Notes), we will be required to make an offer to purchase the 2021 Notes at a purchase price equal to 101% of the outstanding principal amount of the 2021 Notes on the date of the purchase, plus accrued interest to the date of purchase.
Covenants.  The indenture governing the 2021 Notes contains customary covenants which may limit our ability, and the ability of certain of our subsidiaries, to: (i) incur additional debt; (ii) incur additional liens; (iii) pay dividends or make distributions in respect of capital stock; (iv) purchase or redeem capital stock; (v) make investments or certain other restricted payments; (vi) sell assets; (vii) issue or sell stock of certain subsidiaries; (viii) enter into transactions with shareholders or affiliates; and (ix) effect a consolidation or merger.
7.5% Notes due 2014
In August 2004, we sold $250,000 of our 7.5% Notes due 2014 in a private offering exempt from the registration requirements of the Securities Act.  The 7.5% Notes due 2014 were subsequently registered with the SEC in December 2004. The 7.5% Notes due 2014 matured on August 15, 2014 and were repaid upon maturity.
E.ON contingent obligation
General.  The E.ON contingent obligation consists of the aggregate E.ON payments made to Big Rivers Electric Corporation ("Big Rivers") on CAKY’s behalf in excess of the agreed upon base amount under the long-term cost-based power contract with Kenergy, a member cooperative of Big Rivers (the "Big Rivers Agreement").  Our obligation to make repayments is contingent upon certain operating criteria for Hawesville and the LME price of primary aluminum.  When the conditions for repayment are met, and for so long as those conditions continue to be met, we will be obligated to make principal and interest payments, in up to 72 monthly payments. Interest accrues at an annual rate equal to 10.94% and the term of the agreement is through December 31, 2028.
Based on the LME forward market prices for primary aluminum at December 31, 2016 and management's estimate of the LME forward market for periods beyond the quoted periods, we recognized a derivative asset which offsets our contingent obligation. As a result, our net liability decreased and we recorded a gain of $1,411 and $1,411 in net gain (loss) on forward and derivative contracts for the years ended December 31, 2016 and 2015. These amounts are exactly offset by interest expense on the E.On contingent obligation which is recorded as part of interest expense. In addition, we believe that we will not have any payment obligations for the E.ON contingent obligation through the term of the agreement, which expires in 2028. However, future increases in the LME forward market may result in a partial or full derecognition of the derivative asset and a corresponding recognition of a loss.
The following table provides information about the balance sheet location and gross amounts offset:

Offsetting of financial instruments and derivatives
	Balance sheet location	December 31, 2016	December 31, 2015
E.ON contingent obligation – principal	Other liabilities	$(12,902)	$(12,902)
E.ON contingent obligation – accrued interest	Other liabilities	(8,113)	(6,702)
E.ON contingent obligation – derivative asset	Other liabilities	21,015	19,604
		$—	$—

Industrial Revenue Bonds
General.  As part of the purchase price for our acquisition of the Hawesville facility, we assumed industrial revenue bonds ("IRBs") which were issued in connection with the financing of certain solid waste disposal facilities constructed at the Hawesville facility. The IRBs bear interest at a variable rate not to exceed 12% per annum determined weekly based upon prevailing rates for similar bonds in the industrial revenue bond market and interest on the IRBs is paid quarterly. The IRBs are secured by a letter of credit issued under our revolving credit facility and mature on April 1, 2028.